UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-3101
CALVERT TAX-FREE RESERVES
(Exact name of registrant as specified in charter)
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Address of Principal Executive Offices)
William M. Tartikoff, Esq.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (301) 951-4800
Date of fiscal year end: December 31
Date of reporting period: Fiscal quarter ended September 30, 2008

Item 1. Schedule of Investments.
CALVERT TAX-FREE RESERVES MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2008

	Principal
MUNICIPAL OBLIGATIONS - 88.0%	Amount	Value

Alabama - 5.2%
Alabama State MFH Revenue VRDN, 8.05%, 4/1/14, LOC: Regions Bank (r)	$1,725,000	$1,725,000
Auburn Alabama Industrial Development Board VRDN, 8.50%, 5/1/20, LOC: Allied Irish Bank (r)	3,400,000	3,400,000
Calhoun County Alabama Economic Development Council Revenue VRDN, 5.35%, 4/1/21, LOC: Bank of America (r)	8,500,000	8,500,000
Colbert County Alabama Industrial Development Board Revenue VRDN, 8.60%, 10/1/11, LOC: Wachovia Bank (r)	1,200,000	1,200,000
Huntsville Alabama Industrial Development Board Revenue VRDN, 8.60%, 11/1/26, LOC: First Commercial Bank (r)	2,685,000	2,685,000
Mobile County Alabama IDA Revenue VRDN, 8.60%, 4/1/20, LOC: Wachovia Bank (r)	2,530,000	2,530,000
Tuscaloosa County Alabama IDA Revenue VRDN:
8.60%, 12/1/23, LOC: Regions Bank (r)	3,505,000	3,505,000
8.50%, 3/1/27, LOC: JPMorgan Chase Bank (r)	10,000,000	10,000,000
Tuscaloosa County Alabama Port Authority Revenue VRDN, 8.60%, 5/1/32, LOC: Columbus Bank & Trust (r)	10,000,000	10,000,000

Arizona - 2.9%
Arizona State Health Facilities Authority Revenue VRDN:
8.00%, 3/1/33, LOC: Bank of America (r)	4,200,000	4,200,000
8.00%, 12/1/37, LOC: Sovereign Bank, C/LOC: Lloyds TSB Bank (r)	5,000,000	5,000,000
Pinal County Arizona IDA and Solid Waste Disposal Revenue VRDN, 8.66%, 8/1/22, LOC: Farm Credit Services, C/LOC: Key Bank (r)	3,700,000	3,700,000
Tucson Arizona IDA Revenue VRDN, 8.26%, 1/15/32, LOC: Fannie Mae (r)	8,750,000	8,750,000
Yavapai County Arizona IDA Solid Waste Disposal Revenue Bonds, 7.50%, 8/1/27, LOC: UBS AG (r)	2,300,000	2,300,000

California - 3.4%
ABAG Finance Authority for Nonprofit Corps, 4.75%, 6/1/37, LOC: LaSalle Bank (r)	5,565,000	5,565,000
California State Pollution Control Financing Authority Revenue VRDN:
8.53%, 9/1/10, LOC: Bank of the West (r)	2,605,000	2,605,000
8.55%, 3/1/16, LOC: Comerica Bank (r)	1,775,000	1,775,000
California Statewide Communities Development Authority Special Tax Revenue VRDN, 8.20%, 5/1/22, LOC: Bank of the West, C/LOC: CalSTRS (r)	1,550,000	1,550,000
Irvine Ranch California Water District COPs, 3.50%, 8/1/16, LOC: Landesbank Baden-Württemberg (r)	4,400,000	4,400,000
Los Angeles County California Community Development Commission COPs, 9.30%, 11/1/15, LOC: Wells Fargo Bank (r)	4,300,000	4,300,000

	Principal
MUNICIPAL OBLIGATIONS - 88.0%	Amount	Value

Oxnard California Industrial Development Financing Authority VRDN, 8.71%, 12/1/34, LOC: City National Bank (r)	2,450,000	2,450,000
Victorville California MFH Revenue VRDN, 8.60%, 12/1/15, LOC: Citibank (r)	5,915,000	5,915,000

Colorado - 4.9%
Aurora Centretech Colorado Metropolitan District GO VRDN, 8.05%, 12/1/28, LOC: U.S. Bank (r)	3,170,000	3,170,000
Colorado State Housing and Finance Authority Revenue VRDN:
8.10%, 10/15/16, CA: Fannie Mae (r)	22,500,000	22,500,000
7.75%, 10/1/30, BPA: FHLB, CF: Colorado - HFA (r)	1,530,000	1,530,000
12.00%, 2/1/31, LOC: Fannie Mae (r)	2,110,000	2,110,000
Englewood Colorado MFH Revenue VRDN, 8.25%, 12/1/26, CF: Freddie Mac (r)	2,860,000	2,860,000
Highland Village Metropolitan District Colorado Revenue VRDN, 9.50%, 12/1/27, LOC: Key Bank (r)	2,700,000	2,700,000
Solaris Colorado Metropolitan District Revenue VRDN, 8.10%, 12/1/38, LOC: Key Bank (r)	5,610,000	5,610,000

Connecticut - 1.8%
Connecticut State Health & Educational Facility Authority Revenue VRDN:
7.80%, 7/1/29 (r)	10,000,000	10,000,000
8.00%, 7/1/38, LOC: Sovereign Bank, C/LOC: Standard Chartered (r)	5,000,000	5,000,000

District of Columbia - 0.9%
District of Columbia Revenue VRDN:
7.25%, 9/1/23, LOC: Bank of America (r)	4,200,000	4,200,000
8.25%, 4/1/38, LOC: PNC Bank (r)	3,000,000	3,000,000

Florida - 1.5%
Collier County Florida MFH Finance Authority Revenue VRDN, 10.25%, 7/15/34, CF: Fannie Mae (r)	2,900,000	2,900,000
Dade County Florida IDA Revenue VRDN, 9.50%, 1/1/16, LOC: Societe Generale (r)	6,200,000	6,200,000
Florida State Housing Finance Corp. MFH Revenue, 8.10%, 10/15/32, LOC: Fannie Mae (r)	2,200,000	2,200,000
Palm Beach Florida Revenue VRDN, 7.60%, 1/1/34, LOC: Commerce Bank (r)	1,300,000	1,300,000

Georgia - 1.2%
Columbus Georgia Downtown IDA Revenue VRDN, 8.40%, 8/1/15, LOC: Columbus Bank & Trust (r)	6,440,000	6,440,000
Fulton County Georgia IDA Revenue VRDN, 8.85%, 12/1/10, LOC: Branch Bank & Trust (r)	1,500,000	1,500,000
Macon-Bibb County Georgia IDA Revenue VRDN, 8.15%, 7/1/15, LOC: Regions Bank (r)	1,000,000	1,000,000
Warner Robins Georgia Downtown Development Authority Revenue VRDN, 8.40%, 9/1/34, LOC: Columbus Bank & Trust (r)	1,300,000	1,300,000

	Principal
MUNICIPAL OBLIGATIONS - 88.0%	Amount	Value

Hawaii - 2.2%
Hawaii State Department Budget and Finance Revenue VRDN:
8.30%, 5/1/19, LOC: First Hawaiian Bank (r)	11,325,000	11,325,000
5.75%, 12/1/21, LOC Union Bank (r)	4,340,500	4,340,500
Hawaii State GO Bonds, 5.75%, 4/1/09	2,500,000	2,543,718

Illinois - 5.3%
Illinois State Development Finance Authority Revenue VRDN:
7.51%, 6/1/19, LOC: Northern Trust Co. (r)	6,565,000	6,565,000
8.00%, 2/15/35, LOC: Marshall & Ilsley Bank (r)	6,500,000	6,500,000
7.51%, 4/1/35, LOC: Northern Trust Co. (r)	5,000,000	5,000,000
Illinois State Educational Facilities Authority Revenue VRDN, 7.25%, 6/1/29, LOC: JPMorgan Chase Bank (r)	5,300,000	5,300,000
Illinois State GO Bonds, 5.375%, 6/1/10 (prerefunded, 6/1/09 @ 101), FGIC Insured	2,000,000	2,066,540
Illinois State Health Facilities Authority Revenue VRDN, 9.65%, 8/15/33, LOC: LaSalle Bank (r)	2,340,000	2,340,000
Jackson-Union Counties Illinois Regional Port District Facilities Revenue VRDN, 9.65%, 4/1/24, LOC: Wachovia Bank (r)	8,785,000	8,785,000
Rockford City Illinois Revenue VRDN, 7.00%, 4/1/37, LOC: Marshall & Ilsley Bank (r)	2,750,000	2,750,000
Springfield Illinois Community Improvement Revenue VRDN, 8.06%, 9/1/17, LOC: Harris National (r)	5,000,000	5,000,000

Indiana - 4.1%
Allen County Indiana Economic Development Revenue VRDN, 9.95%, 11/1/09, LOC: JPMorgan Chase Bank (r)	500,000	500,000
Elkhart County Indiana Economic Development Revenue VRDN, 7.76%, 4/1/28, LOC: FHLB (r)	2,365,000	2,365,000
Goshen Indiana Economic Development Revenue VRDN, 7.95%, 10/1/42, LOC: JPMorgan Chase Bank (r)	9,800,000	9,800,000
Indiana State Development Finance Authority Revenue VRDN:
8.95%, 7/1/18, LOC: Bank One (r)	1,175,000	1,175,000
9.95%, 4/1/22, LOC: JPMorgan Chase Bank (r)	740,000	740,000
Jasper County Indiana Industrial Economic Recovery Revenue VRDN, 8.61%, 2/1/22, LOC: Farm Credit Services, C/LOC: Rabobank (r)	5,275,000	5,275,000
Portage Indiana Industrial Pollution Control Revenue VRDN, 8.71%, 5/1/18, LOC: Bank of Tokyo-Mitsubishi UFJ (r)	5,150,000	5,150,000
Spencer County Indiana Industrial Pollution Control Revenue VRDN, 8.71%, 11/1/18, LOC: Mizuho Corp. Bank Ltd. (r)	3,200,000	3,200,000
Terre Haute Indiana International Airport Authority Revenue VRDN, 8.16%, 2/1/21, LOC: Old National Bank, C/LOC: Northern Trust Co. (r)	1,980,000	1,980,000
Vigo County Indiana Industrial Economic Development Revenue VRDN, 8.25%, 5/1/16, LOC: Old National Bank, C/LOC: Wells Fargo Bank (r)	3,600,000	3,600,000

Iowa - 1.1%
Iowa State Finance Authority Revenue VRDN, 8.61%, 7/1/18, LOC: Citizen Business Bank, C/LOC: Wells Fargo Bank (r)	3,650,000	3,650,000
Iowa State Higher Education Loan Authority Revenue Anticipation Notes, 3.00%, 5/20/09, LOC: Wells Fargo Bank	5,700,000	5,731,781

	Principal
MUNICIPAL OBLIGATIONS - 88.0%	Amount	Value

Kentucky - 1.8%
Mayfield Kentucky Multi City Lease Revenue VRDN, 10.00%, 7/1/26, LOC: Fifth Third Bank (r)	2,595,000	2,595,000
Morehead Kentucky League of Cities Funding Trust Lease Program Revenue VRDN, 8.00%, 6/1/34, LOC: U.S. Bank (r)	10,231,500	10,231,500
Winchester Kentucky Industrial Building Revenue VRDN, 8.45%, 10/1/18, LOC: Wachovia Bank (r)	2,400,000	2,400,000

Louisiana - 2.1%
Louisiana State GO VRDN, 8.00%, 7/1/26, LOC: BNP Paribas (r)	8,000,000	8,000,000
Louisiana State Housing Finance Agency Revenue VRDN:
8.16%, 3/15/37, CF: Fannie Mae (r)	3,140,000	3,140,000
8.30%, 9/15/40, LOC: RBS Citizens (r)	5,000,000	5,000,000
Louisiana State Public Facilities Authority Revenue VRDN, 8.50%, 12/1/14, LOC: Regions Bank (r)	1,505,000	1,505,000

Maine - 0.7%
Maine State Finance Authority Revenue VRDN, 8.00%, 9/1/37, LOC: RBS Citizens (r)	5,650,000	5,650,000

Maryland - 4.3%
Baltimore Maryland MFH Revenue VRDN, 8.22%, 4/15/34, LOC: Fannie Mae (r)	8,194,000	8,194,000
Maryland Health & Higher Educational Facilities Authority Revenue VRDN, 7.90%, 3/1/30, LOC: SunTrust Bank (r)	2,450,000	2,450,000
Maryland State Health and Higher Educational Facilities Authority Revenue VRDN, 8.00%, 1/1/21, LOC: M&T Trust Co. (r)	7,905,000	7,905,000
Maryland State Housing and Community Development Administration Revenue VRDN, 9.75%, 3/1/41, LOC: SunTrust Bank (r)	5,000,000	5,000,000
Montgomery County Maryland Housing Opportunities Commission Revenue VRDN, 7.00%, 8/1/15, LOC: Fannie Mae (r)	9,500,000	9,500,000
Rockville City Maryland MFH Revenue VRDN, 8.50%, 1/1/34, CF: Freddie Mac (r)	2,715,000	2,715,000

Massachusetts - 0.5%
Massachusetts State Development Finance Agency Revenue VRDN, 7.20%, 9/1/35, LOC: TD Banknorth (r)	3,975,000	3,975,000

Minnesota - 2.1%
Minnesota State Higher Education Facilities Authority Revenue VRDN, 8.00%, 4/1/27, LOC: Allied Irish Bank (r)	3,200,000	3,200,000
Richfield Minnesota MFH Revenue VRDN, 8.40%, 3/1/34, LOC: Freddie Mac (r)	6,610,000	6,610,000
St.Louis Park Minnesota MFH Revenue VRDN, 8.40%, 8/1/34, LOC: Freddie Mac (r)	7,292,000	7,292,000

Mississippi - 2.5%
Mississippi State Business Finance Corp. Revenue VRDN, 8.30%, 3/1/17, LOC: PNC Bank (r)	8,485,000	8,485,000

	Principal
MUNICIPAL OBLIGATIONS - 88.0%	Amount	Value

Mississippi State Home Corp. MFH Revenue VRDN, 8.20%, 8/15/40, CF: Fannie Mae (r)	5,360,000	5,360,000
Prentiss County Mississippi Industrial Development Revenue VRDN, 2.00%, 10/1/17, LOC: UniBank (r)	6,750,000	6,750,000

Missouri - 1.7%
Carthage Missouri IDA Revenue VRDN, 8.45%, 9/1/30, LOC: Wachovia Bank (r)	2,000,000	2,000,000
Kansas City Missouri IDA & MFH Revenue VRDN, 8.40%, 9/15/32, LOC: Fannie Mae (r)	4,655,000	4,655,000
Missouri State Health & Educational Facilities Authority Revenue VRDN, 8.25%, 5/15/23, LOC: UBS AG (r)	7,200,000	7,200,000

New Hampshire - 1.9%
New Hampshire State Health & Education Facilities Authority Revenue VRDN:
7.75%, 10/1/23, LOC: Bank of America (r)	2,910,000	2,910,000
8.00%, 7/1/32, LOC: RBS Citizens (r)	13,000,000	13,000,000

New York - 2.5%
Albany New York IDA Revenue VRDN, 8.25%, 6/1/34, LOC: M&T Trust Co. (r)	5,900,000	5,900,000
Monroe County New York IDA Revenue VRDN, 8.04%, 12/1/34, LOC: M&T Trust Co. (r)	1,540,000	1,540,000
New York City GO VRDN, 7.90%, 8/1/34, LOC: Bank of America (r)	1,000,000	1,000,000
New York City Housing Development Corp. Revenue VRDN, 8.00%, 6/1/43, LOC: RBS Citizens (r)	1,865,000	1,865,000
New York City IDA Revenue VRDN, 8.04%, 2/1/35, LOC: M&T Trust Co. (r)	1,820,000	1,820,000
New York City Transitional Finance Authority Revenue Bonds, 5.125%, 11/15/14 (prerefunded 5/15/09 @ 101)	4,000,000	4,117,010
Oswego County New York Industrial Development Agency Civic Facilities Revenue VRDN, 8.25%, 1/1/24, LOC: M&T Trust Co. (r)	4,455,000	4,455,000

North Dakota - 1.1%
Grand Forks North Dakota Hospital Facilities Revenue VRDN, 5.75%, 1/16/12, LOC: LaSalle Bank (r)	3,440,000	3,440,000
Traill County North Dakota Solid Waste Disposal Revenue VRDN, 8.76%, 3/1/13, LOC: Wells Fargo Bank (r)	5,750,000	5,750,000

Ohio - 3.2%
Cuyahoga County Ohio Healthcare Facilities Revenue VRDN:
10.00%, 11/1/23, LOC: Fifth Third Bank (r)	3,845,000	3,845,000
Cuyahoga County Ohio Hospital Facilities Revenue Bonds:
6.125%, 2/15/24 (prerefunded 2/15/09 @ 101)	4,845,000	4,955,129
5.50%, 1/15/30 (prerefunded 7/15/09 @ 101)	4,250,000	4,412,738
Hamilton County Ohio Healthcare and Life Enriching Community Revenue VRDN, 8.00%, 1/1/37, LOC: PNC Bank (r)	5,645,000	5,645,000
Ohio State Air Quality Development Authority Revenue VRDN, 10.00%, 12/1/23, LOC: Key Bank (r)	4,000,000	4,000,000
Ohio State Higher Educational Facility Commission Revenue VRDN, 9.90%, 9/1/26, LOC: Fifth Third Bank (r)	1,920,000	1,920,000

	Principal
MUNICIPAL OBLIGATIONS - 88.0%	Amount	Value

Ohio State Water Development Authority Pollution Control Facilities Revenue VRDN, 8.25%, 8/1/29, LOC: Barclays Bank (r)	1,800,000	1,800,000

Oklahoma - 1.8%
Oklahoma State Finance Development Authority Revenue Bonds:
5.75%, 8/15/14 (prerefunded 8/15/09 @ 101)	4,000,000	4,173,736
5.625%, 8/15/19 (prerefunded 8/15/09 @ 101)	5,175,000	5,398,742
Pittsburg County Oklahoma Economic Development Authority Revenue VRDN, 8.40%, 10/1/21, LOC: PNC Bank (r)	5,000,000	5,000,000

Pennsylvania - 8.7%
Allegheny County Pennsylvania Hospital Development Authority Revenue VRDN, 8.10%, 7/15/28, LOC: Fannie Mae (r)	4,185,000	4,185,000
Allegheny County Pennsylvania IDA Revenue VRDN, 8.25%, 6/1/38, LOC: PNC Bank (r)	2,800,000	2,800,000
Beaver County Pennsylvania IDA Revenue VRDN, 8.50%, 3/1/17, LOC: Key Bank (r)	3,525,000	3,525,000
Butler County Pennsylvania IDA Revenue VRDN, 8.10%, 5/1/34, LOC: Bank of America (r)	2,470,000	2,470,000
Chester County Pennsylvania IDA Student Housing Revenue VRDN, 7.90%, 2/1/43, LOC: Citizens Bank (r)	8,000,000	8,000,000
Cumberland County Pennsylvania Municipal Authority Revenue VRDN, 8.00%, 1/1/43, LOC: KBC Bank (r)	3,100,000	3,100,000
Montgomery County Pennsylvania GO Notes, 3.00%, 6/1/09	5,000,000	5,034,436
Moon Pennsylvania IDA Revenue VRDN, 8.00%, 7/1/38, LOC: Bank of Scotland (r)	13,000,000	13,000,000
Pennsylvania State Higher Educational Facilities Authority Revenue Bonds:
VRDN, 7.98%, 11/1/36, LOC: Sovereign Bank, C/LOC: UniCredito Italiano Bank plc (r)	6,335,000	6,335,000
2.15%, 5/1/37, LOC: Commerce Bank, Radian Group, Inc. Insured (mandatory put, 5/1/09 @ 100)(r)	8,000,000	8,000,000
Philadelphia Pennsylvania GO Bonds, 5.25%, 3/15/13 (prerefunded 3/15/09 @ 101), FSA Insured	2,000,000	2,050,625
Philadelphia Pennsylvania IDA Revenue VRDN:
8.00%, 5/1/38, LOC: Bank of America (r)	10,000,000	10,000,000
9.00%, 6/1/38, LOC: Citizens Bank (r)	3,430,000	3,430,000

South Carolina - 1.5%
Dorchester County South Carolina IDA Revenue VRDN, 7.70%, 10/1/24, LOC: Bayerische HypoVereinsbank (r)	5,100,000	5,100,000
Medical University of South Carolina Revenue Bonds, 6.00%, 7/1/19 (prerefunded 7/1/09 @ 101)	5,000,000	5,201,795
South Carolina State Jobs-Economic Development Authority Health Facilities Revenue VRDN, 7.50%, 11/1/31, LOC: Wachovia Bank (r)	1,745,000	1,745,000

Tennessee - 2.4%
Knox County Tennessee Health Educational & Housing Facilities Board Revenue Bonds, 5.75%, 4/1/19 (prerefunded 4/1/09 @ 101)	4,000,000	4,117,600

	Principal
MUNICIPAL OBLIGATIONS - 88.0%	Amount	Value

Loudon Tennessee Industrial Development Board Revenue VRDN, 9.20%, 4/1/13, LOC: JPMorgan Chase Bank (r)	1,695,000	1,695,000
Metropolitan Nashville Tennessee Airport Authority Revenue VRDN, 7.90%, 7/1/19, LOC: Societe Generale (r)	6,800,000	6,800,000
Shelby County Tennessee Health Educational and Housing Facilities Board Revenue VRDN:
7.99%, 5/1/16, LOC: Allied Irish Bank (r)	2,000,000	2,000,000
7.96%, 6/1/26, LOC: Allied Irish Bank (r)	4,900,000	4,900,000

Texas - 3.4%
Fort Bend Texas Independent School District GO Bonds, 5.375%, 2/15/24 (prerefunded 2/15/09 @ 101), GA: Texas Permanent School Fund	4,445,000	4,495,257
Garland Texas Independent School District GO Bonds, 2.15%, 6/15/29, BPA: DEPFA Bank plc, GA: Texas Permanent School Fund (r)	4,305,000	4,305,000
HFDC of Central Texas Inc. Revenue VRDN, 8.01%, 5/15/38, LOC: Sovereign Bank FSB, C/LOC: KBC Bank (r)	6,500,000	6,500,000
Kendall County Texas Health Facility Development Corp. Revenue VRDN, 7.95%, 1/1/41, LOC: Allied Irish Bank (r)	5,900,000	5,900,000
Red River Texas Educational Finance Revenue VRDN, 8.00%, 12/1/31, LOC: Allied Irish Bank plc (r)	2,880,000	2,880,000
Tarrant County Texas Industrial Development Corp. Revenue VRDN, 8.40%, 9/1/27, LOC: JPMorgan Chase Bank (r)	4,000,000	4,000,000

Utah - 0.6%
Utah State Housing Corp. Revenue VRDN, 7.75%, 7/1/36, BPA: Bayerische Landesbank Girozentrale, CF: Utah Housing Corp. (r)	5,000,000	5,000,000

Vermont - 2.3%
Vermont State Educational & Health Buildings Financing Agency Revenue VRDN, 8.70%, 9/1/38, LOC: RBS Citizens (r)	4,100,000	4,100,000
Vermont State Educational and Health Buildings Financing Agency Revenue VRDN:
7.99%, 10/1/30, LOC: Banknorth (r)	9,550,000	9,550,000
8.04%, 1/1/33, LOC: Banknorth (r)	3,695,000	3,695,000
Vermont State Student Assistance Corp. Revenue VRDN, 8.00%, 12/15/40, LOC: Lloyds TSB Bank (r)	2,000,000	2,000,000

Virginia - 2.0%
Albemarle County Virginia IDA Revenue VRDN, 7.90%, 6/1/37, LOC: SunTrust Bank (r)	2,000,000	2,000,000
Alexandria Virginia IDA Revenue VRDN, 8.00%, 10/1/30, LOC: Branch Bank & Trust, AMBAC Insured (r)	7,765,000	7,765,000
Fairfax County Virginia GO Bonds, 4.25%, 6/1/09	3,000,000	3,045,127
Richmond Virginia IDA Revenue VRDN, 5.25%, 5/1/35, LOC: SunTrust Bank (e)(r)	3,540,000	3,540,000

Washington - 3.6%
Seattle Washington Water System Revenue VRDN, 7.75%, 3/1/32, LOC: Bayerische Landesbank (r)	4,900,000	4,900,000

	Principal
MUNICIPAL OBLIGATIONS - 88.0%	Amount	Value

Washington State GO Bonds:
5.00%, 1/1/09, AMBAC Insured	5,000,000	5,030,422
5.62%, 7/1/21 (prerefunded 7/1/09 @ 100)	3,000,000	3,083,768
Washington State Health Care Facilities Authority Revenue VRDN:
8.03%, 11/15/26, LOC: Citibank (r)	6,500,000	6,500,000
8.00%, 2/1/38, LOC: Key Bank (r)	7,410,000	7,410,000
Washington State Housing Finance Commission Nonprofit Revenue VRDN, 8.00%, 4/1/43, LOC: Key Bank (r)	3,000,000	3,000,000

West Virginia - 0.4%
West Virginia State GO Bonds, 5.75%, 6/1/13 (prerefunded 6/1/09 @ 101)	2,825,000	2,923,699

Wisconsin - 0.7%
Grafton Wisconsin IDA Revenue VRDN, 7.55%, 12/1/17, LOC: U.S. Bank (r)	1,785,000	1,785,000
Wisconsin State Health and Educational Facilities Authority Revenue VRDN, 7.50%, 11/1/23, LOC: U.S. Bank (r)	3,700,000	3,700,000

Wyoming - 2.0%
Gillette Wyoming Pollution Control Revenue VRDN, 7.75%, 1/1/18, LOC: Barclays Bank (r)	16,200,000	16,200,000

TOTAL INVESTMENTS (Cost $730,815,123) - 88.0%		730,815,123
Other assets and liabilities, net - 12.0%		99,417,528

NET ASSETS - 100%		$830,232,651

(r)	The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

Explanation of Guarantees:

BPA:	Bond-Purchase Agreement

CA:	Collateral Agreement

CF:	Credit Facility

C/LOC:	Confirming Letter of Credit

GA:	Guaranty Agreement

LOC:	Letter of Credit

Abbreviations:

AMBAC:	American Municipal Bond Assurance Corp.

FHLB:	Federal Home Loan Bank

FSA:	Financial Security Assurance Inc.

GO:	General Obligation

HFA:	Housing Finance Authority

IDA:	Industrial Development Authority

MFH:	Multi-Family Housing

SO:	Special Obligation

VRDN:	Variable Rate Demand Notes
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT TAX-FREE RESERVES LIMITED-TERM PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2008

	Principal
MUNICIPALS OBLIGATIONS - 96.0%	Amount	Value
Alabama - 0.7%
Mobile Alabama Industrial Development Board Pollution Control Revenue Bonds, 4.75%, 6/1/34 (mandatory put, 3/19/12 @ 100)(r)	$1,000,000	$1,012,960

Arizona - 0.7%
Glendale Arizona IDA Revenue Bonds, 4.40%, 12/1/14 (r)	950,000	948,100

California - 5.2%
California State Department of Water Resources Revenue Bonds:
6.00%, 12/1/10 (prerefunded, escrowed to maturity)	430,000	460,874
6.00%, 12/1/10 (prerefunded, escrowed to maturity)	5,000	5,351
6.00%, 12/1/10 (unrefunded balance)	565,000	603,217
California State Economic Recovery GO Bonds:
5.00%, 7/1/10	1,000,000	1,041,000
5.00%, 7/1/23 (mandatory put, 7/1/11 @ 100)(r)	1,000,000	1,050,260
California State GO Bonds, 3.15%, 5/1/33 (r)	3,000,000	3,000,000
Golden State Tobacco Securitization Corp. California Tobacco Settlement Revenue Bonds, 5.50%, 6/1/33 (prerefunded 6/1/13 @ 100)	1,000,000	1,065,890

Colorado - 7.0%
Arvada Colorado Revenue VRDN, 3.14%, 11/1/20 (r)	3,915,000	3,915,000
Triview Colorado Metropolitan District GO Bonds:
Series 2003A, 3.60%, 11/1/23 (mandatory put, 11/1/08 @ 100)(r)	4,795,000	4,792,554
Series 2006A, 3.60%, 11/1/23 (mandatory put, 11/1/08 @ 100)(r)	1,000,000	998,320

Florida - 6.5%
Palm Beach County Florida Revenue VRDN, 7.60%, 1/1/34 (r)	2,370,000	2,370,000
Polk County Florida Transportation Improvement Revenue Bonds, 5.00%, 12/1/25 (r)	3,500,000	3,663,555
University Athletic Association, Inc. Athletic Program Revenue Bonds:
3.75%, 10/1/27 (mandatory put, 10/1/11 @ 100)(r)	935,000	938,029
3.80%, 10/1/31 (mandatory put, 10/1/11 @ 100)(r)	2,000,000	2,009,300

	Principal
MUNICIPALS OBLIGATIONS - 96.0%	Amount	Value
Georgia - 1.9%
Columbus Georgia Downtown IDA Revenue Bonds, 5.61%, 7/1/29 (j)(r)	3,900,000	2,573,025

Illinois - 5.0%
Chicago Illinois Board of Education GO Bonds, Zero Coupon, 12/1/09	4,000,000	3,863,360
Chicago Illinois Housing Authority Revenue Bonds, 5.00%, 7/1/09	3,000,000	3,059,310

Indiana - 0.3%
Spencer County Indiana Industrial Pollution Control Revenue VRDN, 8.71%, 11/1/18 (r)	480,000	480,000

Iowa - 1.9%
Iowa State Finance Authority Revenue Bonds, 5.25%, 8/1/10	2,475,000	2,594,171

Louisiana - 1.8%
Louisiana State Public Facilities Authority Revenue VRDN, 7.96%, 8/1/23 (r)	2,500,000	2,500,000

Maryland - 2.1%
Maryland State Health & Higher Educational Facilities Authority Revenue VRDN, 9.50%, 7/1/34 (r)	1,000,000	1,000,000
Montgomery County Maryland Housing Opportunities Commission Revenue VRDN, 7.00%, 8/1/15 (r)	1,870,000	1,870,000

Massachusetts - 3.9%
Massachusetts State GO Bonds, 5.50%, 11/1/11	5,000,000	5,355,000

Montana - 4.6%
Montana Bi-State Development Agency Revenue Bonds, 3.95%, 10/1/35 (mandatory put, 10/1/09 @ 100)(r)	6,320,000	6,335,421

New Jersey - 1.6%
New Jersey Tobacco Settlement Financing Corp. Revenue Bonds, 6.125%, 6/1/42 (prerefunded 6/1/12 @100)	2,000,000	2,181,360

New York - 7.5%
New York City GO VRDN, 7.90%, 8/1/34 (r)	1,000,000	1,000,000
New York City Housing Development Corp. Revenue VRDN, 8.00%, 6/1/43 (r)	2,000,000	2,000,000
New York Tri-Borough Bridge and Tunnel Authority Revenue Bonds, 5.125%, 1/1/22 (prerefunded 1/1/12 @ 100)	5,000,000	5,318,750
Utica New York IDA Revenue Bonds, 4.00%, 7/15/29 (mandatory put, 7/15/09 @ 100)(r)	2,000,000	2,020,660

North Dakota - 2.2%
Three Affiliated Tribes of the Fort Berthold Reservation Revenue Bonds, 5.621%, 11/1/19 (r)	3,555,000	3,099,036

Ohio - 3.6%
Cincinnati City School District COPs, 5.00%, 12/15/10	1,500,000	1,564,455
Cuyahoga County Ohio Economic Development Revenue VRDN, 10.00%, 6/1/38 (r)	3,400,000	3,400,000

	Principal
MUNICIPALS OBLIGATIONS - 96.0%	Amount	Value
Pennsylvania - 1.5%
Pennsylvania State Higher Educational Facilities Authority Revenue Bonds, 2.15%, 5/1/37 (mandatory put, 5/1/09 @ 100)(r)	1,000,000	998,020
University of Pittsburgh Pennsylvania Higher Education Revenue Bonds, 5.00%, 8/1/10	1,000,000	1,043,150

Puerto Rico - 0.4%
Puerto Rico Public Buildings Authority Revenue Bonds, 5.25%, 7/1/29 (prerefunded 7/1/14 @100)	500,000	531,540

Rhode Island - 0.9%
Rhode Island State Housing and Mortgage Finance Corp. Revenue Bonds, 4.50%, 10/1/08	1,250,000	1,250,062

South Carolina - 3.8%
South Carolina State Jobs-Economic Development Authority Health Facilities Revenue VRDN, 8.00%, 4/1/27 (r)	3,000,000	3,000,000
South Carolina State Jobs-Economic Development Authority Hospital Facilities Revenue VRDN, 7.50%, 11/1/31 (r)	2,275,000	2,275,000

Tennessee - 0.7%
Tennessee State GO Bonds, 5.00%, 5/1/10	1,000,000	1,038,620

Texas - 21.0%
Lewisville Texas Independent School District GO Bonds:
Zero Coupon, 8/15/09	2,000,000	1,952,760
Zero Coupon, 8/15/10	2,000,000	1,887,600
Mission Economic Development Corp. Texas Solid Waste Disposal Revenue Bonds, 6.00%, 8/1/20 (mandatory put, 8/1/13 @ 100)(r)	1,000,000	985,840
Northside Texas Independent School District GO Bonds:
4.00%, 6/1/35 (mandatory put, 5/31/11 @ 100)(r)	4,905,000	5,009,673
3.78%, 6/1/37 (mandatory put, 6/1/09 @ 100)(r)	2,000,000	2,015,140
San Antonio Texas Electric And Gas Utility Revenue Bonds, 5.75%, 2/1/16 (prerefunded 2/1/10 @100)	5,105,000	5,323,086
Sherman Texas Independent School District GO Bonds, 3.125%, 8/1/36 (mandatory put, 8/1/09 @ 100)(r)	2,000,000	2,012,760
Tarrant County Texas Housing Finance Corp. Revenue Bonds, 6.25%, 3/1/04 (b)(f)	13,100,000	8,908,000
Texas State GO Bonds, 5.25%, 10/1/08	1,000,000	1,000,080

Vermont - 0.1%
Vermont State Educational & Health Buildings Financing Agency Revenue VRDN, 7.05%, 10/1/29 (r)	100,000	100,000

West Virginia - 2.9%
West Virginia State Economic Development Authority Commonwealth Development Revenue Bonds, 6.68%, 4/1/25 (g)(r)*	22,835,000	3,984,479

	Principal
MUNICIPALS OBLIGATIONS - 96.0%	Amount	Value
Wisconsin - 1.3%
Wisconsin State Health and Educational Facilities Authority Revenue VRDN, 7.50%, 11/1/23 (r)	1,800,000	1,800,000

Other - 6.9%
Capital Trust Agency Housing Revenue Bonds, 5.95%, 1/15/39 (c)(r)*	14,452,566	9,520,628

TOTAL INVESTMENTS (Cost $160,896,174) - 96.0%		132,725,396
Other assets and liabilities, net - 4.0%		5,466,186

NET ASSETS - 100%		$138,191,582

*	Non-income producing security.

(b)	This security was valued by the Board of Trustees. See Note A.

(c)	Capital Trust Agency Housing Revenue Bonds are not accruing interest. This security was issued in July 2008 in exchange for the Series 2005 Capital Trust Agency Housing Revenue Bonds (“Series 2005 Bonds”) held by the Portfolio. Accrued past due interest related to the Series 2005 Bonds as of September 30, 2008 totaled $246,752.

(f)	Tarrant County Texas Housing Finance Corp. Revenue Bonds (Chatham Creek project) have been restructured from an original maturity date of March 1, 2002. Security is currently in default for both principal and interest. Accrued interest as of September 30, 2008 totaled $444,159 and includes past due interest accrued since and due on September 1, 2006. Effective November 2006, this security is no longer accruing interest.

(g)	West Virginia State Economic Development Authority Commonwealth Development Revenue Bonds (Stonewall Jackson project) are currently in default for interest. Effective October 2006, this security is no longer accruing interest.

(j)	Columbus Georgia Downtown IDA Revenue Bonds (Ralston project) are currently in default for interest. Effective November 2006, this security is no longer accruing interest.

(r)	The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
Abbreviations:
COPs: Certificates of Participation
GO: General Obligation
IDA: Industrial Development Authority
VRDN: Variable Rate Demand Notes
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT TAX-FREE RESERVES LONG-TERM PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2008

	Principal
MUNICIPAL OBLIGATIONS - 98.0%	Amount	Value
California - 12.8%
California Educational Facilities Authority Revenue Bonds, 6.625%, 6/1/20 (prerefunded 6/1/10 @101)	$1,490,000	$1,600,692
California State GO Bonds, 5.00%, 8/1/23	1,000,000	961,430
Hawaiian Gardens California Public Finance Authority Revenue Bonds:
5.25%, 12/1/22	1,475,000	1,437,506
5.25%, 12/1/23	1,000,000	964,460
Long Beach California Unified School District GO Bonds, Zero Coupon, 8/1/25	1,000,000	380,030
Perris Union High School District COPs, 6.00%, 10/1/30 (prerefunded 10/1/10 @101)	945,000	1,005,159

Florida - 15.3%
Dade County Florida GO Bonds, 7.75%, 10/1/18	2,000,000	2,474,600
Dade County Florida IDA Revenue Bonds, 8.00%, 6/1/22	1,090,000	1,016,741
Florida State Board of Education Lottery Revenue Bonds, 5.25%, 7/1/20	1,500,000	1,531,200
Miami-Dade County Florida Professional Sports Franchise Facilities Tax Revenue Bonds, 5.25%, 10/1/30 (escrowed to maturity)	1,675,000	1,636,559
Miami-Dade County Florida School Board COPs, 5.00%, 8/1/20	1,000,000	974,740

Illinois - 2.9%
Illinois State Metropolitan Pier and Exposition Authority Dedicated State Tax Revenue Bonds, 5.75%, 6/15/41	500,000	504,315
Markham Illinois GO Bonds, 6.00%, 2/1/25	1,000,000	938,560

Kentucky - 4.0%
Kentucky Housing Corp. MFH Revenue Bonds, 5.00%, 6/1/35 (mandatory put, 6/1/23 @ 100)(r)	2,210,000	2,018,393

Louisiana - 3.7%
Louisiana Local Government Environmental Facilities and Community Development Authority Revenue Bonds, 6.30%, 7/1/30	1,000,000	994,020
Louisiana State Public Facilities Authority Revenue Bonds, 5.25%, 11/1/17	840,000	831,121

Maryland - 1.5%
Cecil County Maryland Health Department COPs, 3.907%, 7/1/14 (r)	670,000	618,953
Maryland State Economic Development Corp. Revenue Bonds, 8.625%, 10/1/19 (k)*	500,000	122,348

	Principal
MUNICIPAL OBLIGATIONS - 98.0%	Amount	Value
Michigan - 1.8%
Ann Arbor Michigan School District GO Bonds, 4.75%, 5/1/29	1,000,000	903,650

Nevada - 2.5%
Clark County Nevada GO Bonds, 5.00%, 6/1/30	1,305,000	1,221,310

New Jersey - 10.1%
Essex County New Jersey Improvement Authority Revenue Bonds, 5.25%, 12/15/21	2,280,000	2,297,328
New Jersey State Transportation Trust Fund Authority Revenue Bonds, 5.25%, 12/15/23	1,830,000	1,770,305
Ocean County New Jersey Utilities Authority Wastewater Revenue Bonds, 5.25%, 1/1/26	1,000,000	976,630

Ohio - 4.6%
Ohio State HFA MFH Revenue Bonds:
5.45%, 8/20/34	1,730,000	1,517,435
4.90%, 6/20/48	1,000,000	756,650

Oklahoma - 3.0%
Citizen Potawatomi Nation Revenue Bonds, 6.50%, 9/1/16	1,500,000	1,509,660

Pennsylvania - 1.9%
Pocono Mountain Pennsylvania School District GO Bonds, 5.00%, 9/1/34	1,000,000	931,320

Puerto Rico - 1.1%
Puerto Rico Public Buildings Authority Revenue Bonds, 5.25%, 7/1/29 (prerefunded 7/1/14 @100)	500,000	531,540

Rhode Island - 1.1%
Rhode Island Port Authority and Economic Development Corp. Airport Revenue Bonds, 7.00%, 7/1/14	500,000	538,955

Texas - 18.4%
City of San Antonio Texas Electric & Gas Revenue Bonds, 5.50%, 2/1/20 (escrowed to maturity)	1,000,000	1,075,080
Garland Texas GO Bonds, 5.25%, 2/15/20	1,500,000	1,541,580
Harris County Texas Spring Independent School District GO Bonds, 5.00%, 8/15/28 (r)	1,000,000	1,011,270
Houston Texas Water and Sewer System Revenue Bonds, 5.50%, 12/1/29 (escrowed to maturity)	1,255,000	1,288,785
Longview Texas Independent School District GO Bonds, Zero Coupon, 2/15/18	250,000	157,322
Manor Texas Independent School District GO Bonds, 4.50%, 8/1/24	1,000,000	888,790
Mission Economic Development Corp. Texas Solid Waste Disposal Revenue Bonds, 6.00%, 8/1/20 (mandatory put, 8/1/13 @ 100)(r)	1,000,000	985,840
Tarrant County Texas Health Facilities Development Corp. Revenue Bonds, 5.75%, 2/15/15 (escrowed to maturity)	2,000,000	2,189,020

	Principal
MUNICIPAL OBLIGATIONS - 98.0%	Amount	Value
Vermont - 0.4%
Vermont State Educational & Health Buildings Financing Agency Revenue VRDN, 7.05%, 10/1/28 (r)	200,000	200,000

Virgin Islands - 2.1%
Virgin Islands Public Finance Authority Revenue Bonds, 6.375%, 10/1/19	1,000,000	1,024,220

Virginia - 3.5%
Chesterfield County Virginia IDA Pollution Control Revenue Bonds, 5.875%, 6/1/17	1,700,000	1,729,053

Washington - 2.9%
Clark County Washington School District GO Bonds, 5.00%, 12/1/22	1,500,000	1,457,190

West Virginia - 0.3%
West Virginia State Economic Development Authority Commonwealth Development Revenue Bonds, 6.68%, 4/1/25 (g)(r)*	992,500	173,181

Wisconsin - 4.1%
Monroe Wisconsin School District GO Bonds, 5.25%, 4/1/16	1,115,000	1,154,872
Wisconsin State Health and Educational Facilities Authority Revenue VRDN, 7.50%, 11/1/23 (r)	900,000	900,000

TOTAL INVESTMENTS (Cost $52,590,524) - 98.0%		48,741,813
Other assets and liabilities, net - 2.0%		996,730

NET ASSETS - 100%		$49,738,543

*	Non-income producing security.

(g)	West Virginia State Economic Development Authority Commonwealth Development Revenue Bonds (Stonewall Jackson project) are currently in default for interest. Effective October 2006, this security is no longer accruing interest.

(k)	Interest payments of the Maryland State Economic Development Corp. Revenue Bonds (Rocky Gap project) have been deferred per conditions of the Supplemental Indenture. At September 30, 2008 accumulated deferred interest totaled $156,647 and includes interest accrued since and due on October 1, 2003. Effective May 2007, this security is no longer accruing interest.

(r)	The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
Abbreviations:
COPs: Certificates of Participation
GO: General Obligation
HFA: Housing Finance Authority
IDA: Industrial Development Agency
MFH: Multi-Family Housing
VRDN: Variable Rate Demand Notes
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT TAX-FREE RESERVES VERMONT MUNICIPAL PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2008

	Principal
MUNICIPAL OBLIGATIONS - 99.0%	Amount	Value

Vermont - 70.3%
Burlington Vermont Electric Revenue Bonds:
6.375%, 7/1/10	$3,125,000	$3,275,468
5.375%, 7/1/12	1,405,000	1,502,423
Rutland County Vermont Solid Waste District Revenue Bonds:
6.70%, 11/1/08	100,000	100,295
6.75%, 11/1/09	100,000	103,579
6.80%, 11/1/10	100,000	106,361
6.80%, 11/1/11	100,000	108,393
6.85%, 11/1/12	100,000	109,835
University of Vermont and State Agriculture College Revenue Bonds:
5.00%, 10/1/19	1,000,000	1,027,360
5.00%, 10/1/23	1,000,000	978,320
5.125%, 10/1/27 (Prerefunded 10/1/12 @ 100)	1,000,000	1,069,840
Vermont Municipal Bond Bank Revenue Bonds:
5.00%, 12/1/17	1,000,000	1,017,450
5.50%, 12/1/18	1,060,000	1,098,690
5.00%, 12/1/19	2,000,000	2,022,560
5.50%, 12/1/19	1,500,000	1,554,750
Vermont State Educational and Health Buildings Financing Agency Revenue Bonds:
5.00%, 12/1/12	1,000,000	1,024,940
5.00%, 10/1/23	1,000,000	925,290
VRDN, 7.05%, 10/1/28 (r)	700,000	700,000
VRDN, 7.99%, 10/1/30 (r)	890,000	890,000
5.00%, 11/1/32	1,810,000	1,699,083
5.50%, 1/1/33	1,100,000	919,754
VRDN, 8.70%, 9/1/38 (r)	900,000	900,000
5.00%, 10/31/46	1,000,000	896,980
Vermont State GO Bonds:
5.00%, 2/1/15	2,300,000	2,438,092
5.00%, 3/1/15	1,215,000	1,300,682
5.00%, 7/15/17	1,200,000	1,273,332
4.625%, 8/1/17	2,000,000	2,026,400
4.50%, 7/15/26	1,000,000	911,730
Vermont State Housing Finance Agency Revenue Bonds:
5.125%, 11/1/28	500,000	465,845
5.35%, 5/1/36	200,000	189,252
Vermont State Housing Finance Agency Single Family Revenue Bonds:
4.00%, 11/1/12 (r)	520,000	510,567
5.25%, 11/1/20	185,000	174,701
5.55%, 11/1/21	545,000	520,099
4.90%, 11/1/22	745,000	707,564
Vermont State Public Power Supply Authority Revenue Bonds, 5.25%, 7/1/13	1,200,000	1,284,636

Total Vermont (Cost $34,402,130)		33,834,271

	Principal
MUNICIPAL OBLIGATIONS - 99.0%	Amount	Value

Territories - 28.7%
Guam Electric Power Authority Revenue Bonds, 5.25%, 10/1/12	1,000,000	1,013,350
Guam Government LO Highway and Transportation Authority Revenue Bonds, 4.50%, 5/1/12	1,500,000	1,545,240
Puerto Rico Commonwealth GO Bonds:
6.50%, 7/1/14	1,000,000	1,076,160
5.50%, 7/1/17	1,000,000	1,005,080
Puerto Rico Commonwealth Highway & Transportation Authority Revenue Bonds:
5.50%, 7/1/17	2,000,000	1,997,760
5.25%, 7/1/38 (Prerefunded 7/1/12 @ 100)	1,000,000	1,066,790
5.00%, 7/1/40 (Prerefunded 7/1/15 @ 100)	500,000	535,410
Puerto Rico Electric Power Authority Revenue Bonds, 5.00%, 7/1/22	500,000	475,360
Puerto Rico Public Buildings Authority Revenue Bonds:
5.25%, 7/1/20	1,000,000	995,150
5.25%, 7/1/29 (Prerefunded 7/1/14 @100)	1,500,000	1,594,620
Puerto Rico Public Finance Corp., 5.70%, 8/1/25	1,000,000	1,038,970
Virgin Islands Public Finance Authority Revenue Bonds:
5.25%, 10/1/15	1,000,000	1,075,230
4.25%, 10/1/29	500,000	388,320

Total Territories (Cost $14,444,252)		13,807,440

TOTAL INVESTMENTS (Cost $48,846,382) - 99.0%		47,641,711
Other assets and liabilities, net - 1.0%		486,980

NET ASSETS - 100%		$48,128,691

(r)	The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

Abbreviations:

GO:	General Obligation

LO:	Limited Obligation
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder’s report.

NOTE A — SIGNIFICANT ACCOUNTING POLICIES
General: Calvert Tax-Free Reserves (the “Fund”) is registered under the Investment Company Act of 1940 as an open-end management investment company. The Fund is comprised of four separate portfolios. Money Market and Limited-Term are registered as diversified portfolios and Long-Term and Vermont as non-diversified portfolios. The operations of each Portfolio are accounted for separately. Each Portfolio offers shares of beneficial interest. Money Market Class O and Institutional Class shares are sold without a sales charge. Institutional Class shares require a minimum account balance of $1,000,000 and have a lower expense ratio than Class O shares. The $1 million minimum initial investment may be waived for certain institutional accounts, where it is believed to be in the best interest of the Fund and its shareholders. Class A shares of Limited-Term are sold with a maximum front-end sales charge of 1.00% and Long-Term and Vermont are sold with a maximum front-end sales charge of 3.75%.
Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Trustees to value its investments wherever possible. Municipal securities are valued utilizing a matrix system (which considers such factors as security prices, yields, maturities and ratings) furnished by dealers through an independent pricing service. Securities for which market quotations are available are valued at last sale price or official closing price on the primary market or exchange in which they trade. Short-term notes are stated at amortized cost, which approximates fair value. All securities for Money Market are valued at amortized cost which approximates market in accordance with Rule 2a-7 of the Investment Company Act of 1940. Investments for which market quotations are not available or deemed inappropriate are fair valued in good faith under the direction of the Board of Trustees.
In determining fair value, the Board considers all relevant qualitative and quantitative information available. These factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. At September 30, 2008, securities valued at $8,908,000, or 6.4% of net assets, of the Limited-Term Portfolio, were fair valued in good faith under the direction of the Board of Trustees.
Effective January 1, 2008, the Fund adopted Financial Accounting Standards Board Statement on Financial Accounting Standards No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments and requires additional disclosures about fair value measurements.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 — quoted prices in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. For additional information on the Fund’s policy regarding valuation of investments, please refer to the Fund’s most recent prospectus.
The following is a summary of the inputs used to value the Fund’s net assets as of September 30, 2008:

Investments in
Money Market Valuation Inputs	Securities
Level 1 - Quoted Prices	—
Level 2 - Other Significant Observable Inputs	$730,815,123
Level 3 - Significant Unobservable Inputs	—
Total	$730,815,123

Investments in
Limited Term Valuation Inputs	Securities
Level 1 - Quoted Prices	—
Level 2 - Other Significant Observable Inputs	$123,817,396
Level 3 - Significant Unobservable Inputs	8,908,000
Total	$132,725,396

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in
Limited Term	Securities
Balance as of 12/31/07	$8,908,000
Accrued discounts/ premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Net purchases (sales)	—
Transfers in and/ or out of Level 3	—
Balance as of 9/30/08	$8,908,000

Investments in
Long-Term Valuation Inputs	Securities
Level 1 - Quoted Prices	—
Level 2 - Other Significant Observable Inputs	$48,741,813
Level 3 - Significant Unobservable Inputs	—
Total	$48,741,813

Investments in
Vermont Valuation Inputs	Securities
Level 1 - Quoted Prices	—
Level 2 - Other Significant Observable Inputs	$47,641,711
Level 3 - Significant Unobservable Inputs	—
Total	$47,641,711
Repurchase Agreements: The Portfolios may enter into repurchase agreements with recognized financial institutions or registered broker/dealers and, in all instances, holds underlying securities with a value exceeding the total repurchase price, including accrued interest. Although risk is mitigated by the collateral, the Portfolios could experience a delay in recovering its value and a possible loss of income or value if the counterparty fails to perform in accordance with the terms of the agreement.
Futures Contracts: The Fund may enter into futures contracts agreeing to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Fund’s ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts’ terms.
Security Transactions and Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Investment income and realized gains and losses are allocated to separate classes of shares based upon the relative net assets of each class. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. (See footnotes to Schedules of Investments.) A debt obligation may be removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured. Expenses arising in connection with a class are charged directly to that class. Expenses common to the classes are allocated to each class in proportion to their relative net assets.

Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income are accrued daily and paid monthly for Money Market; dividends from net investment income are declared and paid monthly for Limited-Term, Long-Term, and Vermont. Distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under income tax regulations.
Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Expense Offset Arrangements: The Fund has arrangements with its custodian banks whereby the custodians’ fees may be paid indirectly by credits earned on the Fund’s cash on deposit with the banks. These credits are used to reduce the Fund’s expenses. Such deposit arrangements may be an alternative to overnight investments.
Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service will agree with this opinion. In the event the Internal Revenue Service determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.
Money Market Insurance: The Money Market Portfolio had obtained private insurance that partially protected it against default of principal or interest payments on the instruments it held. U.S. government securities held by the Portfolio were excluded from this coverage. This policy expired on September 24, 2008.
Redemption Fee: The Limited-Term, Long-Term, and Vermont Portfolios charge a 2% redemption fee on redemptions, including exchanges, made within 30 days of purchase (Long-Term and Vermont) or seven days of purchase (Limited-Term) in the same Portfolio. The redemption fee is paid to the Class of the Portfolio from which the redemption is made, and is accounted for as an addition to paid-in-capital. It is intended to discourage market-timers by ensuring that short-term trading costs are borne by the investors making the transactions and not the shareholders already in the Portfolio.
New Accounting Pronouncements: In March 2008, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 161, “Disclosures about Derivative Instruments and Hedging Activities.” The new standard is intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand the effect on the Fund’s financial position, financial performance, and cash flows. SFAS No. 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. Management is currently evaluating the impact the adoption of SFAS No. 161 will have on the Fund’s financial statements and related disclosures.
Treasury’s Guarantee Plan For Money Market Funds: The Money Market Portfolio has elected to participate in the U.S. Department of the Treasury’s Guarantee Program for Money Market Funds (the “Program”). The Program was made available on September 29, 2008 and protects shareholders of record on September 19, 2008 from losses if the Money Market Portfolio is unable to maintain a $1.00 net asset value. Covered shareholders will receive $1.00 per share upon liquidation of the Money Market Portfolio, subject to adjustment and the overall amount available to all money market funds participating in the Program. The Money Market Portfolio will bear the expense of its participation in the Program. For the initial three months of the Program, the participation fee is 0.01% of the Money Market Portfolio’s net assets as of September 19, 2008 (accordingly, the Money Market Portfolio’s gross expenses will increase by this amount). Given that asset levels may vary, the yield impact of these fees may vary over time. The Program will terminate on December 18, 2008, unless extended at the sole discretion of the Treasury Department.

NOTE B — TAX INFORMATION
The following tables present the cost of investments for federal income tax purposes, and the components of net unrealized appreciation (depreciation) at September 30, 2008, and net realized capital loss carryforwards as of December 31, 2007 with expiration dates:

	MONEY		LONG
	MARKET	LIMITED-TERM	TERM	VERMONT

Federal income tax cost	$730,815,123	$160,869,806	$52,589,547	$48,846,342

Unrealized appreciation	—	712,696	402,308	432,860

Unrealized (depreciation)	—	(28,857,106)	(4,250,042)	(1,637,491)

Net appreciation (depreciation)	—	$(28,144,410)	$(3,847,734)	$(1,204,631)

CAPITAL LOSS CARRYFORWARDS

EXPIRATION DATE	LIMITED-TERM	LONG-TERM	VERMONT

December 31, 2012	$2,204,809	—	—

December 31, 2013	2,278,445	—	—

December 31, 2014	616,112	$164,287	—

December 31, 2015	8,150,206	54,859	$10,790
Capital loss carryforwards may be utilized to offset future capital gains until expiration.

NOTE C — OTHER
In August 2007, Calvert Asset Management Company received a Final Determination Letter and Proposed Adverse Report (the “Report”) from the Internal Revenue Service regarding Oklahoma Housing Development Authority Revenue Bonds, (“Oklahoma Bonds”) previously held in the Calvert Tax-Free Reserves Limited Term Portfolio. The Report alleges that the Oklahoma Bonds are taxable and that $596,250 of interest received on the Oklahoma Bonds in 2004 and 2005 is not excludable from the gross income of bondholders. The Fund has engaged counsel to evaluate options related to this Report. Management does not believe that the ultimate resolution of this matter will be material to the Fund.
Item 2. Controls and Procedures.
(a) The principal executive and financial officers concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Exchange Act, as of a date within 90 days of the filing date of this report.
(b) There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.
     A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).
     Filed herewith.
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
CALVERT TAX-FREE RESERVES

By:	/s/ Barbara J. Krumsiek

Barbara J. Krumsiek
President — Principal Executive Officer

Date:	November 25, 2008
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Barbara J. Krumsiek

Barbara J. Krumsiek
President — Principal Executive Officer

Date:	November 25, 2008

/s/ Ronald M. Wolfsheimer

Ronald M. Wolfsheimer
Treasurer — Principal Financial Officer

Date:	November 25, 2008